Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Deferred Tax Balances Developed - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Deferred Tax Balances Developed [Line Items]
Intangible assets	€ (7,308)	€ (5,994)
Right-of-use assets	(953)	(955)
Inventories	(1,033)	(2,011)
Contract assets		(47)
Trade and other receivables	36	(362)
Other assets		(150)
Lease liabilities	996	988
Trade and other payables	(7)	(408)
Contract liabilities	1,425	3,627
Other provisions	3,120	(206)
Warrant liabilities		(2,582)
Tax loss carryforwards	2,535	3,859
Netting
Total	(1,189)	(4,241)
DTA [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Deferred Tax Balances Developed [Line Items]
Intangible assets
Right-of-use assets
Inventories	506	663
Contract assets
Trade and other receivables	41	514
Other assets
Lease liabilities	996	988
Trade and other payables
Contract liabilities	1,425	3,627
Other provisions	3,234	61
Warrant liabilities
Tax loss carryforwards	2,535	3,859
Netting	(8,735)	(9,712)
Total
DTL [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of Deferred Tax Balances Developed [Line Items]
Intangible assets	7,308	5,994
Right-of-use assets	953	955
Inventories	1,539	2,674
Contract assets		47
Trade and other receivables	4	876
Other assets		150
Lease liabilities
Trade and other payables	7	408
Contract liabilities
Other provisions	114	267
Warrant liabilities		2,582
Tax loss carryforwards
Netting	(8,735)	(9,712)
Total	€ 1,189	€ 4,241